8. Debt Discount	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
8. Debt Discount

Note 8 Debt Discount

The Company recorded the debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining fair value of the derivative liability, as it exceeded the gross proceeds of the note.

The Company recorded a derivative expense of $272,292 and $89,779 for the three months ended March 31, 2015 and 2014 respectively.

The Company recorded amortization of derivative discount expense of $536,401 as of March 31, 2015 and $1,507,107 for the year ended December 31, 2014.